Transfers of financial assets and mortgage servicing assets (Tables)	12 Months Ended
Dec. 31, 2014
Schedule Of Securitizations Of Financial Assets Accounted For As Sale [Text Block]
	Proceeds obtained during the year ended December 31, 2014
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Trading account securities:
Mortgage-backed securities - GNMA	-	$674,557	-	$674,557
Mortgage-backed securities - FNMA	-	225,047	-	225,047
Total trading account securities	-	$899,604	-	$899,604
Mortgage servicing rights	-	-	$11,560	$11,560
Total	-	$899,604	$11,560	$911,164

	Proceeds obtained during the year ended December 31, 2013
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Investments securities available for sale:
Trading account securities:
Mortgage-backed securities - GNMA	-	$919,980	-	$919,980
Mortgage-backed securities - FNMA	-	438,236	-	438,236
Mortgage-backed securities - FHLMC	-	33,378	-	33,378
Total trading account securities	-	$1,391,594	-	$1,391,594
Mortgage servicing rights	-	-	$17,639	$17,639
Total	-	$1,391,594	$17,639	$1,409,233

Schedule Of Servicing Assets At Fair Value Text Block
Residential MSRs
(In thousands)	2014	2013
Fair value at beginning of period	$161,099	$154,430
Purchases	-	45
Servicing from securitizations or asset transfers	12,583	19,262
Changes due to payments on loans[1]	(15,887)	(22,556)
Reduction due to loan repurchases	(2,759)	(3,871)
Changes in fair value due to changes in valuation model inputs or assumptions	(6,127)	15,024
Other disposals	(215)	(1,235)
Fair value at end of period	$148,694	$161,099
[1]	Represents the change due to collection / realization of expected cash flow over time.

Schedule Of Assumptions For Fair Value On Securitization Date Of Interests Continued To Be Held By Transferor Servicing Assets Or Servicing Liabilities Text Block
	Years ended
	December 31, 2014		December 31, 2013
Prepayment speed	6.1%		6.6%
Weighted average life	16.4	years	15.2	years
Discount rate (annual rate)	10.8%		11.0%

Schedule of Servicing Assets at Amortized Value [Table Text Block]
(In thousands)	2014	2013
Balance at beginning of year	$440	$695
Amortization	(180)	(255)
Balance at end of year	$260	$440
Fair value at end of year	$1,016	$1,609

Qualitative and Quantitative Information, Transferor's Continuing Involvement [Table Text Block]
2014
(In thousands)	Total principal amount of loans, net of unearned	Principal amount 60 days or more past due	Net credit losses (recoveries)
Loans (owned and managed):
Commercial	$8,134,576	$278,326	$53,990
Construction	251,820	13,812	(3,746)
Legacy	81,137	3,476	(892)
Lease financing	564,389	4,348	3,961
Mortgage	8,741,757	1,164,513	54,041
Consumer	3,875,581	99,595	109,737
Covered loans	2,542,662	540,369	66,154
Less:
Loans securitized / sold	(2,138,705)	(183,876)	(1,314)
Loans held-for-sale	(106,104)	(19,878)	(35,674)
Loans held-in-portfolio	$21,947,113	$1,900,685	$246,257

2013
(In thousands)	Total principal amount of loans, net of unearned	Principal amount 60 days or more past due	Net credit losses (recoveries)
Loans (owned and managed):
Commercial	$10,037,787	$305,488	$270,266
Construction	206,084	23,771	(6,796)
Legacy	211,135	17,148	(2,583)
Lease financing	543,761	5,102	3,506
Mortgage	9,315,454	1,033,419	260,682
Consumer	3,932,226	95,329	96,971
Covered loans	2,984,427	771,662	76,210
Less:
Loans securitized / sold	(2,524,155)	(196,590)	(5,641)
Loans held-for-sale	(110,426)	(1,184)	(362,645)
Loans held-in-portfolio	$24,596,293	$2,054,145	$329,970

Originated Mortgage Servicing Rights M S R [Member]
Schedule of Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets
Originated MSRs
	December 31,
(In thousands)	2014		2013
Fair value of servicing rights	$110,534		$115,753
Weighted average life	11.7	years	12.5	years
Weighted average prepayment speed (annual rate)	8.6%		8.0%
Impact on fair value of 10% adverse change	$(4,089)		$(3,763)
Impact on fair value of 20% adverse change	$(7,995)		$(7,459)
Weighted average discount rate (annual rate)	11.5%		11.6%
Impact on fair value of 10% adverse change	$(4,492)		$(4,930)
Impact on fair value of 20% adverse change	$(8,701)		$(9,595)

Purchased Mortgage Servicing Rights M S R [Member]
Schedule of Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets
Purchased MSRs
	December 31,
(In thousands)	2014		2013
Fair value of servicing rights	$38,160		$45,346
Weighted average life	11.0	years	10.9	years
Weighted average prepayment speed (annual rate)	9.1%		9.2%
Impact on fair value of 10% adverse change	$(1,620)		$(1,969)
Impact on fair value of 20% adverse change	$(2,924)		$(3,478)
Weighted average discount rate (annual rate)	10.7%		10.8%
Impact on fair value of 10% adverse change	$(1,603)		$(2,073)
Impact on fair value of 20% adverse change	$(2,877)		$(3,655)

Serviced Small Business Administration Commercial Loans [Member]
Schedule of Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets
SBA Loans
(In thousands)	2014		2013
Carrying amount of retained interests	$260		$440
Fair value of retained interests	$1,016		$1,609
Weighted average life	2.8	years	3.0	years
Weighted average prepayment speed (annual rate)	7.9%		7.2%
Impact on fair value of 10% adverse change	$(18)		$(27)
Impact on fair value of 20% adverse change	$(38)		$(56)
Weighted average discount rate (annual rate)	13.0%		13.0%
Impact on fair value of 10% adverse change	$(28)		$(46)
Impact on fair value of 20% adverse change	$(57)		$(94)